Post Balance Sheet events - Summary of Segment Analysis Outlining Impacts which Change in Segment Revenue and Profit (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Specific Items [Member]
Post Balance Sheet Events [Line Items]
Specific item expense	£ 218	£ 210	£ 229